FAIR VALUE OF FINANCIAL INSTRUMENTS- Allocation of Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 13,199	$ 12,361
Preferred shares	20	20
Financial assets (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial instruments designated as hedging instruments, at fair value	522	464
Financial liabilities (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial instruments designated as hedging instruments, at fair value	$ 54	$ 146